DEBT - Disclosure of assumptions used in valuation model and resulting fair value of embedded derivatives (Details) - Convertible facility - derivative component [Member]	12 Months Ended
	Dec. 31, 2024 Price_per_Share Rate $ / shares	Dec. 31, 2023 Price_per_Share Rate $ / shares
Disclosure of detailed information about borrowings [line items]
Maturity date	July 31, 2027	August 04, 2025
Risk-free rate	4.39%
Exchange rate (USD to CAD)	1.4389	1.3226
Share price	0.86	1.05
Expected volatility	57.10%	61.30%
Dividend yield
Annual interest rate	9.25%	9.25%
Conversion price (per share) | $ / shares	$ 1.22	$ 1.73
Conversion price cap | Price_per_Share	1.83	2.6
Credit spread		10.75%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Risk-free rate		5.24%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Risk-free rate		4.33%